Taxation (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Taxation [Line Items]
Effective income tax rate			19.30%	16.90%
Income tax rate			25.00%	25.00%
Effect of preferential income tax rate			(8.30%)	(8.70%)
Net operating loss	$ 5,617,355
Hong Kong [Member]
Taxation [Line Items]
Income tax rate	16.50%		16.50%
Feng Hui Holding [Member]
Taxation [Line Items]
Income tax rate	25.00%		25.00%
Effect of preferential income tax rate	15.00%		15.00%